Share-based Compensation (Details 5) $ / shares in Units, $ in Millions	Dec. 31, 2015 USD ($) $ / shares shares
2009 RSU Plan
Share Based Compensation
Number of shares available for future grant | shares	166,594,350
Restricted Stock Units (RSU)
Share Based Compensation
Aggregate intrinsic value of RSUs outstanding | $	$ 628.4
Company's closing stock price per ADS used to calculate intrinsic value	$ 181.24
Company's closing stock price per share used to calculate intrinsic value	$ 7.2496